Acquisitions (Consideration Given for Acquisition of MEAD C&OP) (Details) (USD $) In Millions, except Share data, unless otherwise specified							0 Months Ended
	Dec. 31, 2012	May 01, 2012		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	May 01, 2012 Mead C&OP
Business Acquisition [Line Items]
Outstanding shares of ACCO common stock	113,143,344	56,000,000	[1]	55,475,735	54,922,783	54,572,191
Multiplier needed to calculate shares to be issues		1.0202020202	[2]
Number of shares issued to MWV shareholders							57,100,000
Closing price per share of ACCO common stock		$ 10.55	[3]
Dividend paid to MWV							$ 460.0
Working capital adjustment		(30.5)	[4]
Consideration for Mead C&OP		$ 1,031.8

[1]	Represents the number of shares of the Company's common stock as of May 1, 2012.
[2]	Represents MWV shareholders' negotiated ownership percentage in ACCO Brands of 50.5% divided by the 49.5% that was owned by ACCO Brands shareholders upon completion of the Merger.
[3]	Represents the closing price per share of the Company's stock as of April 30, 2012.
[4]	Represents the difference between the target net working capital and the closing net working capital as of April 30, 2012.